Investments (Impaired Mortgage Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	$ 38,470		$ 40,566
Impaired Financing Receivable, Recorded Investment	37,841		39,956
Impaired Financing Receivable, Related Allowance	3,211		6,980
Impaired Financing Receivable Net Of Related Allowance	34,630		32,976
Impaired Financing Receivable, Average Recorded Investment	37,841	[1]	49,983	[1]	42,589	[1]
Impaired Financing Receivable, Interest Income, Accrual Method	1,803		1,669		1,048
Impaired mortgage loans with no valuation allowance recorded
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	21,698		13,039
Impaired Financing Receivable, Recorded Investment	21,100		12,496
Impaired Financing Receivable, Related Allowance	0		0
Impaired Financing Receivable Net Of Related Allowance	21,100		12,496
Impaired Financing Receivable, Average Recorded Investment	15,023	[1]	15,549	[1]	14,877	[1]
Impaired Financing Receivable, Interest Income, Accrual Method	852		1,244		630
Impaired mortgage loans with valuation allowance recorded
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	16,772		27,527
Impaired Financing Receivable, Recorded Investment	16,741		27,460
Impaired Financing Receivable, Related Allowance	3,211		6,980
Impaired Financing Receivable Net Of Related Allowance	13,530		20,480
Impaired Financing Receivable, Average Recorded Investment	22,818	[1]	34,434	[1]	27,712	[1]
Impaired Financing Receivable, Interest Income, Accrual Method	$ 951		$ 425		$ 418

[1]	Average recorded investment represents the average loan balances as of the beginning of period and all subsequent quarterly end of period balances.